Stock-Based Compensation (Tables)	12 Months Ended
Apr. 27, 2019
Summary of Stock Option Activity
The following table presents a summary of the Company’s stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, April 30, 2016	324	$11.29	5.09 years	$516
Granted	—	0.00
Exercised	(31)	9.91
Forfeited	(38)	21.14

Balance, April 29, 2017	255	$9.99	4.62 years	$11
Granted	—	0.00
Exercised	—	0.00
Forfeited	(79)	10.08

Balance, April 28, 2018	176	$9.95	3.63 years	$0
Granted	—	0.00
Exercised	—	0.00
Forfeited	—	0.00

Balance, April 27, 2019	176	$9.95	2.63 years	$0

Vested and expected to vest in the future at April 27, 2019	176	$9.95	2.63 years	$0
Exercisable at April 27, 2019	176	$9.95	2.63 years	$0
Available for grant at April 27, 2019	5,347

Summary of Performance Based Stock Unit Activity
The following table presents a summary of the Company’s performance-based stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2016	151	$18.41
Granted	507	12.48
Vested	—	0.00
Forfeited	(238)	13.55

Balance, April 29, 2017	420	$14.00
Granted	706	7.35
Vested	—	0.00
Forfeited	(117)	12.01

Balance, April 28, 2018	1,009	$9.58
Granted	632	5.50
Vested	(68)	18.36
Forfeited	(535)	8.01

Balance, April 27, 2019	1,038	$7.32

Restricted Stock
Summary of Other Than Option Award Activity
The following table presents a summary of the Company’s restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2016	64	$13.04
Granted	77	10.95
Vested	(64)	13.04
Forfeited	—	0.00

Balance, April 29, 2017	77	$10.95
Granted	141	7.10
Vested	(77)	10.95
Forfeited	—	0.00

Balance, April 28, 2018	141	$7.10
Granted	170	6.62
Vested	(141)	7.10
Forfeited	—	0.00

Balance, April 27, 2019	170	$6.62

Restricted Stock Units (RSUs)
Summary of Other Than Option Award Activity
The following table presents a summary of the Company’s restricted stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2016	1,438	$13.76
Granted	547	12.42
Vested	(609)	11.75
Forfeited	(826)	14.22

Balance, April 29, 2017	550	$13.96
Granted	813	7.17
Vested	(228)	14.10
Forfeited	(99)	11.39

Balance, April 28, 2018	1,036	$8.85
Granted	740	5.65
Vested	(336)	10.75
Forfeited	(518)	7.33

Balance, April 27, 2019	922	$6.44